For yield, price, last transaction,
and current balance, 24 hours,
7 days a week, call:
1-800-638-2587 toll free
625-7676 Baltimore area

For assistance with your existing fund account, call:
Shareholder Service Center
1-800-225-5132 toll free
625-6500 Baltimore area

T. Rowe Price
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus of the T. Rowe Price Summit Municipal Funds.

Invest With Confidence(registered trademark)
T. Rowe Price

SUMUN

Annual Report

T. Rowe Price
Summit Municipal Funds
October 31, 1995

Fellow Shareholders

During the past 12 months, bond prices rallied and yields fell sharply as the economy slowed from the brisk pace set in 1994. While the municipal market also rallied strongly, yields did not fall as much as on taxable bonds, although intermediate- and long-term municipals enjoyed good relative returns.

Market Environment

Yields started to decline in November 1994. However, the economy continued to show significant strength in the final quarter of 1994, prompting the Federal Reserve to raise the key fed funds rate target to 6% in early February 1995, the seventh such move in a year.

      The Fed's tighter monetary policy finally appeared to be taking hold, as economic growth cooled to a 1.3% annualized rate in the second quarter. As signs of slowing continued, yields declined and bond prices moved higher. The yield on the benchmark 30-year Treasury bond fell 163 basis points (100 basis points is one percent), from 7.96% a year ago to 6.33% at the end of our fiscal year on October 31, 1995.

      The yield on the AAA 30-year general obligation (GO) bonds declined only 90 basis points to 5.6% on October 31 from 6.5% a year earlier. The rally in the tax-exempt sector was slightly subdued due to uncertainty surrounding tax reform. The municipal yield curve flattened during the year as money market rates fell less than long-term rates.

      Despite continuing tax reform discussions, municipals were resilient. The slowing economy was the major impetus behind the powerful rally. Also, for the second year running, the supply of new municipal securities was low. New issuance totaled $119 billion this year through October 31, compared with $142 billion over the same period last year-a decline of 16% from an already low level.

CHART 1:  Municipal Bond and Note Yields

      One benefit of the speculation over tax reform was the resulting opportunity for investors to buy tax-exempt securities at attractive yields relative to Treasuries. For example, on October 31, long-term AAA-rated municipal bond yields were 88% of long-term Treasury yields, making them appealing to taxpayers in brackets above 12%.

Market Strategy

The Money Market Fund lengthened its weighted average maturity during September and October to 66 days by quarter-end, compared with the peer group average of 52 days. Our continuing aggressive posture reflects our belief that the Federal Reserve will eventually ease further given the current rate of economic growth, low inflation, and the possibility of progress in balancing the budget. Furthermore, reduced supply in the short-term tax-exempt market supports our longer maturity posture.

      Tax-exempt short-term yields have traded in a narrow range in the past three months, with the six-month yield of 3.75% only 10 basis points higher than at the end of July. During the past year, the short-term yield curve flattened significantly as the one-year yield declined 30 basis points to 3.90%, while daily and weekly yields rose 50 basis points. As a result, one-year note investors earned a meager 15 basis points more than those who invested continuously in overnight paper in the quarter. To put this in perspective, a year ago the same investors would have been paid over 100 basis points more for extending maturities from overnight to one year.

      In light of the flat money market yield curve, we concentrated investments in both the very short and very long ends of the money market maturity range. The longer maturities allowed us to capture yields that would no longer be available if the Fed were to ease again. The short maturities generate relatively high income for such liquid, overnight paper.

      The fund outperformed its peer group average during both the last quarter and over the fiscal year. According to Lipper Analytical Services, your fund finished in the top 10% of similar funds for the year ended October 31, 1995.

Performance Comparison

                      Periods Ended 10/31/95

                       3 Months      12 Months
                       _________     _________

Municipal Money
Market Fund               0.85%         3.53%
IBC/Donoghue Money
Fund Report Average*      0.81          3.31

    *    Stockbroker and General Purpose Funds

      The Intermediate Fund was up 11.39% this year compared with 0.18% in fiscal 1994. We positioned the fund more aggressively in 1995 to take advantage of the move toward lower interest rates brought on by the slowing economy. On October 31 of last year, the fund's duration was 4.5 years and its weighted average maturity 7.0 years. By June 30, 1995, we had extended these measures to 5.6 years and 8.6 years, respectively.

      Over the past three months, we assumed a more neutral posture with duration at 5.2 years, based on our opinion that the economy needed to show further signs of slowing before short and intermediate rates could fall much further. We still hold this view, and our caution is reinforced by the prospect of increased municipal supply in coming months.

      Tax reform concerns also benefited the intermediate sector of the market as investors demonstrated a clear preference for the comparative safety of municipal bonds with short maturities. As a result, the yield curve steepened when short-term yields fell more than long-term yields. This started at the end of April, and over the following three months intermediate funds produced higher returns than long-term funds, although they lagged long-term funds in the final quarter.

      We improved the fund's overall credit quality a bit this year, while occasionally exploiting opportunities to buy higher-yielding securities that looked attractively valued. Reflecting our overall strategy, your fund's performance was in line with its peers for the past three months but surpassed the average for intermediate bond funds during the year ended October 31.

Performance Comparison

                    Periods Ended 10/31/95

                     3 Months     12 Months
                     _________    _________


Municipal
Intermediate Fund       2.42%       11.39%
Lipper Intermediate
Debt Funds Average      2.40        10.91

      The Income Fund enjoyed a strong year. A total return of 14.68% during the fiscal year softened unpleasant memories of 1994. In last year's report, we indicated that we might extend the fund's weighted average maturity and duration based on our expectation for a gradually slowing economy. As the economy slowed early in 1995, we extended the weighted average maturity from
17.1 years on October 31, 1994, to as high as 21.0 years on July 31 of this year. Duration also moved from 8.0 to 8.5 years.

      During the past three months, we adopted a less aggressive stance, evidenced by a reduction in duration to 7.7 years. We began the last quarter with an aggressive posture because of our view that continuing signs of economic slowing were positive for the bond market. However, for the remainder of the year, the possibility of increased supply and renewed tax reform discussions prompt us to be more cautious.

      Another successful strategy was the purchase of higher-yielding, lower-quality securities. We bought them on the basis of their credit fundamentals and the expectation that tightening credit spreads would lead them to outperform higher-quality bonds. As spreads indeed narrowed, the fund benefited not only from the higher income, but also from price appreciation.

      This overall strategy helped the fund surpass the average returns of similar funds for the 3- and 12-month periods ended October 31.

Performance Comparison

                    Periods Ended 10/31/95

                     3 Months     12 Months
                     _________    _________

Municipal Income Fund   3.42%       14.68%
Lipper General
Municipal Debt Funds
Average                 3.27        13.73

Outlook

Preliminary reports indicate that the economy grew at an annualized rate of 4.2% in the third quarter. The bond market would not normally view such robust growth as good news, but it has responded favorably to signs that inflation remains in check (high inflation erodes the real return of bonds). Bond prices have risen and yields fallen on the hope that Congress and the president will come to terms on a way to cut the federal budget deficit.

      Early indications of economic activity in the fourth quarter suggest a slower pace than the strong fourth quarters of the past few years. Bonds should continue to perform well as long as inflation remains low and significant fiscal measures are adopted.


      In the municipal market, we are approaching the next few months with a degree of caution, but with a fundamentally constructive view. Bond sales, which ran 41% below 1994's pace at the end of April, are rapidly closing the gap as we approach year-end. This is adding welcome supply to the market at potentially attractive prices.

      On the tax-reform front, while we are attentive to the volatility these discussions sometimes cause, we think the market can overreact in pricing municipals too cheaply, considering the likely outcome of tax reform and the periods over which changes will unfold. Therefore, we will look for opportunities as they develop.

      Respectfully submitted,



      William T. Reynolds
      Director, Fixed Income Division

November 17, 1995

Sector Diversification

Summit Municipal Money Market Fund

                                                     Percent of Net Assets
                                                      __________________
                                                      7/31/95   10/31/95
                                                      ______     _______

Industrial and Pollution Control Revenue                 16%        24%
Hospital Revenue                                         21         11
Educational Revenue                                       8          9
General Obligation - Local                               10          9
Housing Finance Revenue                                  12          9
Air and Sea Transportation Revenue                        8          8
General Obligation - State                                4          6
Prerefunded Bonds                                        10          5
Solid Waste Revenue                                       -          5
Water and Sewer Revenue                                   1          4
Electric Revenue                                          5          4
Lease Revenue                                             4          3
Nuclear Revenue                                           2          3
Miscellaneous Revenue                                     5          2
Other Assets Less Liabilities                            -6         -2

Summit Municipal Intermediate Fund

                                                     Percent of Net Assets
                                                      __________________
                                                      7/31/95   10/31/95
                                                      ______     _______

Prerefunded Bonds                                       17%        15%
Air and Sea Transportation Revenue                      11         11
Hospital Revenue                                        10          9
Water and Sewer Revenue                                  7          9
Educational Revenue                                      6          8
Housing Finance Revenue                                  5          7
Dedicated Tax Revenue                                    9          7
Ground Transportation Revenue                            5          7
Industrial and Pollution Control Revenue                 6          6
Lease Revenue                                            6          6
General Obligation - State                               6          5
General Obligation - Local                               5          5
Solid Waste Revenue                                      3          4
Electric Revenue                                         3          -
Other Assets Less Liabilities                            1          1

Summit Municipal Income Fund

                                                     Percent of Net Assets
                                                      __________________
                                                      7/31/95   10/31/95
                                                      ______     _______

Housing Finance Revenue                                 13%        16%
Water and Sewer Revenue                                  9         12
Industrial and Pollution Control Revenue                 5         11
Solid Waste Revenue                                      8         10
Ground Transportation Revenue                            7          9
Hospital Revenue                                         9          8
Nuclear Revenue                                         13          6
Educational Revenue                                      6          6
Air and Sea Transportation Revenue                       6          6
General Obligation - Local                               2          4
Dedicated Tax Revenue                                    5          4
General Obligation - State                               3          3
Miscellaneous Revenue                                    3          3
Electric Revenue                                         2          2
Life Care/Nursing Home                                   -          1
Prerefunded Bonds                                        2          -
Other Assets Less Liabilities                            7         -1



Financial Summary

                                         Net Asset Value       Dividend Per Share!       Dividend Yield*
                                            Per Share            3 Months Ended          3 Months Ended
                                        _________________       _________________       _________________

                                       7/31/95   10/31/95      7/31/95   10/31/95       7/31/95  10/31/95
                                       _______    _______      _______    _______       _______   _______

Municipal Money Market                 $ 1.00     $ 1.00        $0.009     $0.009         3.52%     3.57%
Municipal Intermediate                  10.05      10.17         0.12       0.12          4.89      4.82
Municipal Income                         9.65       9.84         0.14       0.14          5.59      5.66

   *   Dividends earned and reinvested for the periods indicated are annualized and divided by the average daily net asset values per share for the same period. Municipal Money Market Fund reports a seven-day compound yield.
   !   Taxability of dividends: 100% of the dividends paid for the past 12 months ended October 31, 1995, were exempt from federal income tax.

Quality Diversification
                                           Quality Ratings as of 10/31/95*         Weighted Average Quality*
                                     __________________________________________     ______________________

                                         1       2       3       4      5-10          7/31/95    10/31/95
                                       ____    ____    ____    ____     ____          _______     _______

Municipal Money Market                  16%     84%      -       -        -             1.9         1.9
Municipal Intermediate                  14      49      26%     10%      1%             2.3         2.4
Municipal Income                         4      36      26      19       15             3.0         3.0

   *  On a T. Rowe Price scale of 1 to 10, with Grade 1 representing the highest credit quality.

Duration and Maturity
                                  Weighted Average              Weighted Average
                             Effective Duration (years)         Maturity (years)
                               ______________________        ______________________

                                 7/31/95    10/31/95           7/31/95    10/31/95
                                 _______     _______           _______     _______

Municipal Money Market              -           -                46*         66*
Municipal Intermediate             5.2         5.2               8.0         8.0
Municipal Income                   8.5         7.7              21.0        20.2

   *  Maturity is in days.


CHART 2:  Summit Municipal Money Market Fund

CHART 3:  Summit Municipal Intermediate Fund

CHART 4:  Summit Municipal Income Fund

Average Annual Compound Total Returns

Periods ended 10/31/95
                                  Since Inception
                           1 Year    10/29/93
                           ______  _____________

Municipal Money Market*      3.53%      2.93%
Municipal Intermediate      11.39       5.62
Municipal Income            14.68       4.71

Investment return and principal value represent past performance and will vary. Shares of the bond funds may be worth more or less at redemption than at original purchase.

An investment in the Municipal Money Market Fund is not insured or guaranteed by the U.S. government.



Statement of Net Assets
T. Rowe Price Summit Municipal Money Market Fund / October 31, 1995
(amounts in thousands)

                                                                    Amount           Value
                                                               ___________     ___________
ALABAMA - 3.8%
Jefferson County Sewer, RAW, VRDN (Currently 4.00%). . . . . . . $   3,000       $   3,000

ARIZONA - 1.3%
Maricopa County, GO, TAN, 4.50%, 7/31/96 . . . . . . . . . . . .       565             568
      Salt River Project, Agricultural Improvement & Power
      Dist., 7.125%, 1/1/10 (Prerefunded 1/1/96!). . . . . . . .       425             436

CALIFORNIA - 2.4%
Oakland, COP, VRDN (Currently 4.10%) . . . . . . . . . . . . . .     1,900           1,900

COLORADO - 1.4%
La Plata County PCR, Amoco Corp., 3.75%, 3/1/96. . . . . . . . .     1,080           1,080

DISTRICT OF COLUMBIA - 3.1%
Dist. of Columbia, American Univ., VRDN (Currently 3.95%). . . .     2,440           2,440

FLORIDA - 2.6%
Greater Orlando Aviation Auth., TECP, 3.90 - 3.95%,
11/27 - 12/14/95 * . . . . . . . . . . . . . . . . . . . . . . .     2,000           2,000

GEORGIA - 5.5%
Fulton County, GO, TAN, 4.75%, 12/29/95. . . . . . . . . . . . .       500             501
Georgia Tech Foundation Fac. Auth., Wardlaw Project,
VRDN (Currently 3.95%) . . . . . . . . . . . . . . . . . . . . .       300             300
Savannah Economic Dev. Auth., Home Depot,
VRDN (Currently 4.10%) . . . . . . . . . . . . . . . . . . . . .     3,500           3,500

HAWAII - 3.9%
Hawaii Dept. of Budget & Fin., Queens Medical Center,
(FGIC Insured), VRDN (Currently 3.90%) . . . . . . . . . . . . .     2,750           2,750
Honolulu City & County, GO, 7.20%, 8/1/06
(Prerefunded 8/1/96!). . . . . . . . . . . . . . . . . . . . . .       250             260

IDAHO - 0.9%
Idaho Falls, 7.70%, 4/1/09 (Prerefunded 4/1/96!) . . . . . . . .       700             718

ILLINOIS - 3.3%
Illinois, GO, RAN, 4.50%, 4/12/96. . . . . . . . . . . . . . . .       500             502
Southwestern Illinois Dev. Auth., Solid Waste Disposal,
Shell Oil Company, Wood River, VRDN (Currently 4.05%)* . . . . .     2,100           2,100

INDIANA - 4.4%
Indiana HFFA, Deaconess Hosp., 7.75%, 3/1/15
(Prerefunded 3/1/96!). . . . . . . . . . . . . . . . . . . . . .       200             207
Mount Vernon, PCR, General Electric, TECP,
3.60 - 3.95%, 11/14/95 - 2/8/96 *. . . . . . . . . . . . . . . .     3,235           3,235

KANSAS - 2.1%
Butler County, Solid Waste Disposal Fac., Texaco Inc.,
VRDN (Currently 4.10%) * . . . . . . . . . . . . . . . . . . . .     1,600           1,600

KENTUCKY - 2.2%
Carroll County, Solid Waste Disposal Fac.,
Kentucky Utilities Co., VRDN (Currently 4.05%) * . . . . . . . .       600             600
Jefferson County School Dist., 5.75%, 3/1/96
(Escrowed to Maturity) . . . . . . . . . . . . . . . . . . . . .        30              30
Jefferson County, PCR, Louisville Gas and Electric,
TECP, 3.85%, 1/23/96 . . . . . . . . . . . . . . . . . . . . . .     1,100           1,100


LOUISIANA - 7.3%
Lake Charles Harbor and Terminal Dist., PCR, CONOCO,
VRDN (Currently 4.10%) * . . . . . . . . . . . . . . . . . . . .     1,000           1,000
Plaquemines Parish, The British Petroleum Company,
VRDN (Currently 4.10%) . . . . . . . . . . . . . . . . . . . . .     3,600           3,600
Saint Charles Parish PCR, Shell Oil, VRDN
(Currently 4.05%). . . . . . . . . . . . . . . . . . . . . . . .     1,100           1,100

MARYLAND - 2.8%
Anne Arundel County, Consolidated General Improvement,
GO, 4.90%, 3/15/96 . . . . . . . . . . . . . . . . . . . . . . .       100             100
Charles County, 8.25%, 12/1/03 (Prerefunded 12/1/95!). . . . . .       250             256
Maryland, GO, 6.40%, 7/1/96. . . . . . . . . . . . . . . . . . .       250             254
Montgomery County, GO, 6.90%, 6/15/96. . . . . . . . . . . . . .       100             102
Washington Suburban Sanitation Dist., General
Construction, GO, 7.00%, 6/1/96. . . . . . . . . . . . . . . . .       465             473
      Sewage Disposal, GO, 5.50%, 6/1/96 . . . . . . . . . . . .       550             555
      Water Supply, GO, 5.50%, 6/1/96. . . . . . . . . . . . . .       450             454

MICHIGAN - 0.6%
Detroit City School Dist., RAN, 4.50%, 5/1/96. . . . . . . . . .       500             502

MINNESOTA - 3.5%
Becker, PCR, Northern States Power Co., TECP, 3.90%, 2/8/96. . .     1,000           1,000
Minneapolis, Arena Acquisition, GO, VRDN
(Currently 3.90%). . . . . . . . . . . . . . . . . . . . . . . .     1,000           1,000
Rochester Health Care Fac., Mayo Medical Center,
VRDN (Currently 4.10%) . . . . . . . . . . . . . . . . . . . . .       300             300
Southern Minnesota Municipal Power Agency, 7.125%, 1/1/15
(Prerefunded 1/1/96!). . . . . . . . . . . . . . . . . . . . . .       400             410

MISSISSIPPI - 2.5%
Jackson County Industrial Sewage Fac., Chevron,
VRDN (Currently 4.05%) * . . . . . . . . . . . . . . . . . . . .     1,800           1,800
Mississippi, GO, 10.00%, 12/1/95 . . . . . . . . . . . . . . . .       150             151

MISSOURI - 4.5%
Missouri Environmental Improvement & Energy Resources Auth.,
Union Electric, TECP, 3.75%, 1/12/96 . . . . . . . . . . . . . .     1,000           1,000
Missouri HEFA, Sisters of Mercy Health, VRDN
(Currently 3.85%). . . . . . . . . . . . . . . . . . . . . . . .       500             500
SSM Health Care, (MBIA Insured), VRDN
(Currently 3.85%). . . . . . . . . . . . . . . . . . . . . . . .     2,000           2,000

NEW HAMPSHIRE - 0.3%
New Hampshire HHEFA, Dartmouth College, 4.10%, 6/1/96. . . . . .       250             250

NEW MEXICO - 1.3%
Santa Fe, Single Family Mortgage, 4.00%, 11/15/96 *. . . . . . .     1,000           1,001

NEW YORK - 2.6%
Copiague Union Free School Dist., GO, TAN, 4.50%, 6/28/96. . . .       500             502
Nassau County, GO, TAN, 4.50%, 3/15/96 . . . . . . . . . . . . .       500             501
New York City, GO, TAN, 4.50%, 2/15/96 . . . . . . . . . . . . .     1,000           1,002

NORTH CAROLINA - 0.3%
Wake County, 6.20%, 5/1/99 (Prerefunded 5/1/96!) . . . . . . . .       200             205

OHIO - 2.4%
Akron, Sanitary Sewer System, VRDN (Currently 3.95%) . . . . . .       255             255
Cleveland - Cuyahoga County Port Auth., Rock and
Roll Hall of Fame Museum, VRDN (Currently 3.95%) . . . . . . . .     1,500           1,500
Ohio Public Fac., (FSA Insured), 5.375%, 11/1/95 . . . . . . . .       150             150

PENNSYLVANIA - 5.0%
Pennsylvania Higher Ed. Fac. Auth., Student Loan,
VRDN (Currently 4.00%)*. . . . . . . . . . . . . . . . . . . . .     3,500           3,500
Philadelphia, GO, 8.20%, 2/15/01 (Prerefunded 2/15/96!). . . . .        30              31
Pittsburgh Public Parking Auth., 9.50%, 12/1/07
(Prerefunded 12/1/95!) . . . . . . . . . . . . . . . . . . . . .       325             333

SOUTH CAROLINA - 0.6%
Piedmont Municipal Power Agency, 8.00%, 1/1/23
(Prerefunded 1/1/96!). . . . . . . . . . . . . . . . . . . . . .       150             153
York County, PCR, Duke Power Co., TECP, 3.70%, 12/11/95. . . . .       300             300

SOUTH DAKOTA - 2.6%
South Dakota Housing Dev. Auth., Home Ownership Mortgage,
4.05%, 10/24/96 *. . . . . . . . . . . . . . . . . . . . . . . .     2,000           2,001

TENNESSEE - 2.2%
Hamilton County, GO, 4.55%, 5/1/96 . . . . . . . . . . . . . . .       700             702
Tennessee, GO, BAN, VRDN (Currently 3.90%) . . . . . . . . . . .     1,000           1,000

TEXAS - 13.2%
Austin Utility Systems, 8.00%, 11/15/14
(Prerefunded 11/15/95!). . . . . . . . . . . . . . . . . . . . .       500             501
      (BIGI Insured), 7.75%, 5/15/12
      (Prerefunded 5/15/96!) . . . . . . . . . . . . . . . . . .       480             499
Harris County Health Fac. Dev. Corp., Sisters of Charity
of the Incarnate Word, TECP, 3.80 - 3.85%,
11/15/95 - 1/10/96 . . . . . . . . . . . . . . . . . . . . . . .     2,800           2,800
Houston Airport, TECP, 3.70 - 3.80%, 11/29/95 - 1/11/96 *. . . .     3,500           3,499
Texas, GO, TRAN, 4.75%, 8/30/96. . . . . . . . . . . . . . . . .     3,000           3,021

UTAH - 8.0%
Salt Lake County, Kennecott/RTZ Corp., Solid Waste Disposal,
VRDN (Currently 4.30%) * . . . . . . . . . . . . . . . . . . . .     3,500           3,500
Utah Housing Fin. Agency, Single Family,
VRDN (Currently 4.10%) . . . . . . . . . . . . . . . . . . . . .     2,755           2,755

VERMONT - 0.6%
Vermont Ed. and Health Buildings Fin. Agency, Middlebury College,
4.35%, 5/1/96. . . . . . . . . . . . . . . . . . . . . . . . . .       500             501

VIRGINIA - 2.1%
Alexandria IDA, Ogden Martin, VRDN (Currently 4.20%) * . . . . .       200             200
Prince William County, COP, (MBIA Insured),
4.00%, 12/1/95 . . . . . . . . . . . . . . . . . . . . . . . . .       400             400
Virginia Housing Dev. Auth., 5.50%, 7/1/96 * . . . . . . . . . .     1,000           1,010

WASHINGTON - 1.2%
Port of Seattle, GO, VRDN (Currently 3.70%). . . . . . . . . . .       900             900

WYOMING - 1.3%
Converse County, PCR, Pacificorp, TECP, 3.80%, 11/17/95. . . . .     1,000           1,000

Total Investments in Securities - 101.8% of Net Assets
(Cost  $79,344). . . . . . . . . . . . . . . . . . . . . . . . .                    79,356
Other Assets Less Liabilities  . . . . . . . . . . . . . . . . .                    (1,398)
                                                                                 _________

Net Assets Consist of:                                               Value
                                                                 _________

Accumulated net realized gain/loss - net of distributions. . . .        (1)
Net unrealized gain (loss) . . . . . . . . . . . . . . . . . . .        12
Paid-in-capital applicable to 77,946,954 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized . . . . . . . . . . . . . . . . . . . . .    77,947
                                                                 _________
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . .                 $  77,958
                                                                                 _________
                                                                                 _________

NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . . . . . . .                     $1.00
                                                                                 _________
                                                                                 _________

          *   Interest subject to alternative minimum tax
          !   Used in determining portfolio maturity
        BAN   Bond Anticipation Note
       BIGI   Bond Investors Guaranty Insurance
        COP   Certificates of Participation
       FGIC   Financial Guaranty Insurance Company
        FSA   Financial Security Assurance Corp.
         GO   General Obligation
       HEFA   Health & Educational Facility Authority
       HFFA   Health Facility Financing Authority
      HHEFA   Health & Higher Educational Facility Authority
        IDA   Industrial Development Authority
       MBIA   Municipal Bond Investors Assurance Corp.
        PCR   Pollution Control Revenue
        RAN   Revenue Anticipation Note
        RAW   Revenue Anticipation Warrant
        TAN   Tax Anticipation Note
       TECP   Tax-Exempt Commercial Paper
       TRAN   Tax Revenue Anticipation Note
       VRDN   Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.

Statement of Net Assets
T. Rowe Price Summit Municipal Intermediate Fund / October 31, 1995
(amounts in thousands)

                                                                    Amount           Value
                                                               ___________     ___________

ALABAMA - 2.5%
Birmingham Airport Auth., (AMBAC Insured),
7.35%, 7/1/04 *. . . . . . . . . . . . . . . . . . . . . . . .   $    500        $    557

CALIFORNIA - 3.0%
California Public Works Board, Dept. of Corrections,
(MBIA Insured),6.00%, 11/1/05. . . . . . . . . . . . . . . . .        250             272
Foothill / Eastern Transportation Corridor Agency,
Toll Road, Zero Coupon, 1/1/05 . . . . . . . . . . . . . . . .        350             195
San Joaquin Hills Transportation Corridor Agency,
Toll Road, Zero Coupon, 1/1/02 . . . . . . . . . . . . . . . .        300             190

DISTRICT OF COLUMBIA - 2.0%
Metropolitan Washington D.C. Airport Auth., (BIGI Insured),
8.10%, 10/1/08 * . . . . . . . . . . . . . . . . . . . . . . .        400             445

FLORIDA - 11.0%
Dade County School Board, COP, (MBIA Insured),
5.75%, 5/1/08. . . . . . . . . . . . . . . . . . . . . . . . .        365             378
Florida Turnpike Auth., (AMBAC Insured), 5.50%, 7/1/05 . . . .        500             528
Indian Trace Community Dev. Dist., Water Management,
(MBIA Insured), 5.50%, 5/1/07. . . . . . . . . . . . . . . . .        500             518
Leesburg Regional Medical Center, 5.20%, 7/1/02. . . . . . . .        500             498
Orange County HFA, Adventist Health System,
(AMBAC Insured), 4.90%, 11/15/02 . . . . . . . . . . . . . . .        500             510

HAWAII - 1.5%
Hawaii, Airport Systems, (FGIC Insured),
7.50%, 7/1/20 *. . . . . . . . . . . . . . . . . . . . . . . .        300             334

ILLINOIS - 4.0%
Chicago - O'Hare Int'l. Airport, Int'l.Terminal, 7.50%,
1/1/05 * . . . . . . . . . . . . . . . . . . . . . . . . . . .        160             178
      (MBIA Insured), 7.50%, 1/1/05 *. . . . . . . . . . . . .        250             280
Illinois HFA, Glen Oaks Medical Center, 9.50%, 11/15/15. . . .         75              88
      Holy Cross Hosp., 4.875%, 3/1/96 . . . . . . . . . . . .        350             349

KENTUCKY - 1.9%
Kentucky State Property and Buildings Commission, 6.40%,
11/1/01. . . . . . . . . . . . . . . . . . . . . . . . . . . .        390             426

LOUISIANA - 1.8%
West Baton Rouge, Dow Chemical Company, VRDN
(Currently 4.10%) *. . . . . . . . . . . . . . . . . . . . . .        400             400

MARYLAND - 6.2%
Maryland HHEFA, Howard County General Hosp., 5.125%,
7/1/03 . . . . . . . . . . . . . . . . . . . . . . . . . . . .        500             493
Northeast Maryland Waste Disposal Auth.,
Southwest Resource Recovery Fac.,
      5.80%, 7/1/04 *. . . . . . . . . . . . . . . . . . . . .        240             247
      (MBIA Insured), 7.10%, 1/1/03. . . . . . . . . . . . . .        550             625

MASSACHUSETTS - 1.9%
Massachusetts, GO, (FGIC Insured), 6.30%, 11/1/05. . . . . . .        250             277
Massachusetts Port Auth., (FGIC Insured), 7.375%,
7/1/10 * . . . . . . . . . . . . . . . . . . . . . . . . . . .        135             151

NEW HAMPSHIRE - 2.3%
New Hampshire Housing Fin. Auth., Single Family,
      5.90%, 1/1/01 *. . . . . . . . . . . . . . . . . . . . .        115             119
      5.90%, 7/1/01 *. . . . . . . . . . . . . . . . . . . . .        115             119
      6.00%, 7/1/02 *. . . . . . . . . . . . . . . . . . . . .        125             130
      6.10%, 1/1/03 *. . . . . . . . . . . . . . . . . . . . .        130             135

NEW YORK - 15.1%
Dormitory Auth. of the State of New York, City Univ.,
(MBIA Insured), 6.875%, 7/1/14 . . . . . . . . . . . . . . . .        350             387
      State Univ. Ed. Fac., 7.40%, 5/15/01 . . . . . . . . . .        150             167
Nassau County IDA, Hofstra Univ., 6.70%, 1/1/09. . . . . . . .        250             270
New York City, GO, 5.30%, 2/15/02. . . . . . . . . . . . . . .        500             496
New York Mortgage Agency, Homeowner Mortgage, 5.80%,
10/1/06 *. . . . . . . . . . . . . . . . . . . . . . . . . . .        500             502
New York State, GO, 6.25%, 8/15/04 . . . . . . . . . . . . . .        400             440
New York State Environmental Fac. Corp., PCR, Water
Revolving Fund, 6.875%, 6/15/10. . . . . . . . . . . . . . . .        500             548
New York State Thruway Auth., Highway and Bridge Trust,
(AMBAC Insured), 6.00%, 4/1/00 . . . . . . . . . . . . . . . .        500             532

OHIO - 3.8%
Cleveland, Waterworks, (AMBAC Insured), 6.50%, 1/1/21
(Prerefunded 1/1/02!). . . . . . . . . . . . . . . . . . . . .        750             839

OKLAHOMA - 2.3%
Univ. of Oklahoma, (MBIA Insured), 4.75%, 7/1/02 . . . . . . .        500             504

OREGON - 0.4%
Oregon Economic Dev. Auth., Georgia Pacific Corp.,
VRDN (Currently 4.00%) * . . . . . . . . . . . . . . . . . . .        100             100

PENNSYLVANIA - 2.1%
Pennsylvania Intergovernmental Cooperative Auth., Special Tax,
(FGIC Insured), 7.00%, 6/15/04 . . . . . . . . . . . . . . . .        400             460

SOUTH CAROLINA - 2.5%
South Carolina Public Service Auth., Santee Cooper,
(AMBAC Insured), 6.50%, 7/1/24 (Prerefunded 7/1/02!) . . . . .        495             557

TENNESSEE - 2.7%
Metropolitan Nashville Airport Auth., (FGIC Insured), 7.75%,
7/1/06 (Prerefunded 7/1/01!) . . . . . . . . . . . . . . . . .        500             590

TEXAS - 15.5%
Austin Airport, (MBIA Insured), 5.75%, 11/15/08 *. . . . . . .        500             512
Brazos Higher Ed. Auth., Student Loan, 5.95%, 6/1/02 * . . . .        500             526
Brazos River Harbor Navigation Dist., Dow Chemical
Company, VRDN (Currently 4.10%) *. . . . . . . . . . . . . . .        700             700
Harris County, Toll Roads, (AMBAC Insured), 6.50%,
8/15/17 (Prerefunded 8/15/02!) . . . . . . . . . . . . . . . .        750             846
Houston Water & Sewer System, (AMBAC Insured),
7.00%, 12/1/03 . . . . . . . . . . . . . . . . . . . . . . . .        270             311
San Antonio, Water Systems, (FGIC Insured), 6.30%,
5/15/04. . . . . . . . . . . . . . . . . . . . . . . . . . . .        500             550

VIRGINIA - 10.3%
Chesapeake Bay Bridge & Tunnel Dist., (FGIC Insured),
5.30%, 7/1/03. . . . . . . . . . . . . . . . . . . . . . . . .        585             608
Upper Occoquan Sewage Auth., (MBIA Insured), 6.50%,
7/1/11 (Prerefunded 7/1/01!) . . . . . . . . . . . . . . . . .        500             559
Virginia HDA, Commonwealth Mortgage,
      6.125%, 1/1/99 * . . . . . . . . . . . . . . . . . . . .         50              52
      5.75%, 7/1/99 *. . . . . . . . . . . . . . . . . . . . .        500             517
Virginia Transportation Board, 5.80%, 5/15/04. . . . . . . . .        500             537

WASHINGTON - 2.0%
Washington, GO, 6.50%, 5/1/04. . . . . . . . . . . . . . . . .        400             447

WEST VIRGINIA - 2.4%
Berkeley County Board of Ed., GO, (FGIC Insured),
5.75%, 6/1/03. . . . . . . . . . . . . . . . . . . . . . . . .        500             534

WYOMING - 0.9%
Lincoln County, PCR, Exxon, VRDN (Currently 4.10%) * . . . . .        200             200

Total Investments in Securities - 98.1% of Net Assets
(Cost  $20,907). . . . . . . . . . . . . . . . . . . . . . . .                     21,733
Other Assets Less Liabilities  . . . . . . . . . . . . . . . .                        412
                                                                              ___________

Net Assets Consist of:                                              Value
                                                              ___________

Accumulated net realized gain/loss -
net of distributions . . . . . . . . . . . . . . . . . . . . .   $   (329)
Net unrealized gain (loss) . . . . . . . . . . . . . . . . . .        826
Paid-in-capital applicable to 2,178,137 shares of $0.0001
par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized . . . . . .     21,648
                                                              ___________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .                   $ 22,145
                                                                              ___________
                                                                              ___________

NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . . . . . .                     $10.17
                                                                              ___________
                                                                              ___________

    * Interest subject to alternative minimum tax
    ! Used in determining portfolio maturity
AMBAC AMBAC Indemnity Corp.
 BIGI Bond Investors Guaranty Insurance
  COP Certificates of Participation
 FGIC Financial Guaranty Insurance Company
   GO General Obligation
  HDA Housing Development Authority
  HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
  IDA Industrial Development Authority
 MBIA Municipal Bond Investors Assurance Corp.
  PCR Pollution Control Revenue
 VRDN Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.

Statement of Net Assets
T. Rowe Price Summit Municipal Income Fund / October 31, 1995
(amounts in thousands)

                                                                    Amount           Value
                                                               ___________     ___________

ALABAMA - 0.9%
Mobile IDB, Mobile Energy Services, 6.95%, 1/1/20. . . . . . .   $    100        $    104

ALASKA - 0.9%
Alaska Housing Fin. Corp., (MBIA Insured), 5.875%, 12/1/24 . .        100              98

CALIFORNIA - 12.2%
California Pollution Control Fin. Auth., Pacific Gas and Electric,
(MBIA Insured), 5.85%, 12/1/23 * . . . . . . . . . . . . . . .        250             246
Foothill / Eastern Transportation Corridor Agency, Toll Road,
Zero Coupon, 1/1/26. . . . . . . . . . . . . . . . . . . . . .        500              64
Los Angeles County, Marina del Rey, COP, 5.25%, 7/1/96 . . . .        200             200
Los Angeles County Sanitation Dist.,
5.375%, 10/1/13. . . . . . . . . . . . . . . . . . . . . . . .        250             239
San Joaquin Hills Transportation Corridor Agency, Toll Road,
      Zero Coupon, 1/1/02. . . . . . . . . . . . . . . . . . .        215             136
      Zero Coupon, 1/1/19. . . . . . . . . . . . . . . . . . .        550             116
      6.75%, 1/1/32. . . . . . . . . . . . . . . . . . . . . .        150             153
Southern California Public Power Auth., 6.00%, 7/1/12. . . . .        200             200

DISTRICT OF COLUMBIA - 1.0%
Metropolitan Washington D.C. Airport Auth., (BIGI Insured),
8.10%, 10/1/08 * . . . . . . . . . . . . . . . . . . . . . . .        100             111

FLORIDA - 2.2%
Dade County, Water and Sewer Systems, (FGIC Insured),
5.50%, 10/1/25 . . . . . . . . . . . . . . . . . . . . . . . .        250             244

GEORGIA - 2.1%
Rockdale County Dev. Auth., Solid Waste Disposal,
Visy Paper, Inc., 7.50%, 1/1/26 *. . . . . . . . . . . . . . .        225             229

IDAHO - 0.9%
Idaho Housing Agency, Single Family, (FHA Guaranteed),
6.60%, 7/1/27 *. . . . . . . . . . . . . . . . . . . . . . . .        100             102

ILLINOIS - 7.1%
Chicago - O'Hare Int'l. Airport, Int'l. Terminal, (MBIA Insured),
7.50%, 1/1/17. . . . . . . . . . . . . . . . . . . . . . . . .         85              94
Illinois HFA, Community Hosp. of Ottawa, 6.85%, 8/15/24. . . .        200             200
      Glen Oaks Medical Center, 9.50%, 11/15/15. . . . . . . .         75              88
      Holy Cross Hosp., 6.70%, 3/1/14. . . . . . . . . . . . .        300             302
Robbins Village, Resource Recovery,
9.25%, 10/15/14 *. . . . . . . . . . . . . . . . . . . . . . .        100             108

KENTUCKY - 2.9%
Ashland, Sewage and Solid Waste,
7.125%, 2/1/22 . . . . . . . . . . . . . . . . . . . . . . . .        200             211
Kenton County Airport Board, Delta Airlines,
7.50%, 2/1/20 *. . . . . . . . . . . . . . . . . . . . . . . .        100             106

LOUISIANA - 0.9%
Saint Charles Parish, PCR, Shell Oil, VRDN
(Currently 4.05%) *. . . . . . . . . . . . . . . . . . . . . .        100             100

MARYLAND - 3.1%
Maryland CDA, Single Family, 5.875%, 4/1/17 *. . . . . . . . .        100             100
      7.25%, 4/1/19. . . . . . . . . . . . . . . . . . . . . .        140             148
      7.375%, 4/1/26 * . . . . . . . . . . . . . . . . . . . .         90              94

MISSISSIPPI - 2.3%
Claiborne County, PCR, Systems Energy Resources Inc.,
7.30%, 5/1/25. . . . . . . . . . . . . . . . . . . . . . . . .        150             155
Warren County, PCR, Mississippi Power and Light,
7.00%, 4/1/22. . . . . . . . . . . . . . . . . . . . . . . . .        100             104

MONTANA - 1.7%
Montana Board of Investments, Yellowstone Energy Limited
Partnership, 7.00%, 12/31/19 * . . . . . . . . . . . . . . . .        200             193

NEVADA - 2.3%
Clark County Airport Fac., MaCarren Int'l Airport,
(MBIA Insured), 6.00%, 7/1/17 *. . . . . . . . . . . . . . . .        250             251

NEW HAMPSHIRE - 1.9%
New Hampshire Housing Fin. Auth., Single Family,
6.85%, 7/1/14 *. . . . . . . . . . . . . . . . . . . . . . . .        200             209

NEW JERSEY - 8.4%
New Jersey HFFA, Irvington General Hosp., (FHA Guaranteed),
5.875%, 8/1/06 . . . . . . . . . . . . . . . . . . . . . . . .        230             239
      Raritan Bay Medical Center, 7.25%, 7/1/27. . . . . . . .        100             100
New Jersey Sports and Exposition Auth., Monmouth Park,
8.00%, 1/1/25. . . . . . . . . . . . . . . . . . . . . . . . .        100             111
New Jersey Wastewater Treatment Trust,
6.375%, 4/1/11 . . . . . . . . . . . . . . . . . . . . . . . .        200             214
Rutgers, The State Univ., 6.35%, 5/1/06. . . . . . . . . . . .        250             273

NEW YORK - 19.3%
Erie County Water Auth., (AMBAC Insured), Zero Coupon,
12/1/17. . . . . . . . . . . . . . . . . . . . . . . . . . . .        550             113
Nassau County IDA, Hofstra Univ., 6.80%, 1/1/11. . . . . . . .        290             310
New York City, GO, 6.00%, 2/15/25. . . . . . . . . . . . . . .        160             155
New York City IDA, Terminal One Group Assoc., 6.00%, 1/1/15 *.        100              98
New York City Municipal Water Fin. Auth., Water and Sewer,
6.00%, 6/15/09 . . . . . . . . . . . . . . . . . . . . . . . .        200             210
      (FGIC Insured), 5.00%, 6/15/17 . . . . . . . . . . . . .        100              91
New York State Environmental Fac. Corp., PCR, State
Water Revolving Fund, 6.90%, 11/15/15. . . . . . . . . . . . .        200             227
New York State Local Gov't. Assistance Corp.,
Public Benefit Corp., 5.375%, 4/1/16 . . . . . . . . . . . . .        200             191
New York State Mortgage Agency, Homeowner Mortgage,
      6.45%, 10/1/17 . . . . . . . . . . . . . . . . . . . . .        100             103
      6.625%, 4/1/25 * . . . . . . . . . . . . . . . . . . . .        100             103
      7.50%, 4/1/26 *. . . . . . . . . . . . . . . . . . . . .        250             268
Triborough Bridge & Tunnel Auth., 5.00%, 1/1/17. . . . . . . .        300             273

OHIO - 1.0%
Ohio Water Dev. Auth., PCR, Toledo Edison,
8.00%, 10/1/23 . . . . . . . . . . . . . . . . . . . . . . . .        100             106

OKLAHOMA - 1.4%
Tulsa Municipal Airport, American Airlines,
7.375%, 12/1/20 *. . . . . . . . . . . . . . . . . . . . . . .        150             158

PENNSYLVANIA - 5.2%
Beaver County IDA, PCR, Cleveland Electric,
7.75%, 7/15/25 . . . . . . . . . . . . . . . . . . . . . . . .        100             104
Erie County IDA, Beverly Enterprises, 6.625%, 5/1/02 . . . . .        100             100
Philadelphia Airport Auth., (AMBAC Insured),
6.10%, 6/15/25 * . . . . . . . . . . . . . . . . . . . . . . .         75              76
Philadelphia School Dist., GO, (AMBAC Insured),
5.50%, 9/1/25. . . . . . . . . . . . . . . . . . . . . . . . .        100              97
Schuylkill County IDA, Schuylkill Energy Resources, Inc.,
6.50%, 1/1/10 *. . . . . . . . . . . . . . . . . . . . . . . .        200             203

PUERTO RICO - 5.6%
Puerto Rico Aqueduct and Sewer Auth., 7.875%, 7/1/17 . . . . .        250             279
Puerto Rico Commonwealth, GO, 5.50%, 7/1/15. . . . . . . . . .        250             244
      (MBIA Insured), 5.375%, 7/1/22 . . . . . . . . . . . . .        100              97

SOUTH DAKOTA - 1.7%
South Dakota HDA, Homeownership Mortgage, 6.65%, 5/1/14. . . .        185             194

TEXAS - 8.7%
Brazos River Harbor Navigation Dist., Dow Chemical Company,
VRDN (Currently 4.10%) * . . . . . . . . . . . . . . . . . . .        200             200
Harris County, Toll Road, (MBIA Insured),
6.375%, 8/15/24. . . . . . . . . . . . . . . . . . . . . . . .        250             264
Irving, GO, 5.50%, 9/15/10 . . . . . . . . . . . . . . . . . .        245             248
Texas, Veterans Housing Assistance, GO, 6.25%, 12/1/15 . . . .        250             255

VIRGINIA - 4.1%
Virginia Ed. Loan Auth., Student Loan Program,
5.55%, 9/1/10 *. . . . . . . . . . . . . . . . . . . . . . . .        100             100
Virginia HDA, 6.50%, 5/1/13 *. . . . . . . . . . . . . . . . .        100             102
      6.60%, 7/1/20 *. . . . . . . . . . . . . . . . . . . . .        250             254

WYOMING - 3.6%
Lincoln County, PCR, Exxon, VRDN (Currently 4.10%) * . . . . .        400             400

Total Investments in Securities - 101.4% of Net Assets
(Cost  $10,775). . . . . . . . . . . . . . . . . . . . . . . .                     11,265
Other Assets Less Liabilities  . . . . . . . . . . . . . . . .                       (157)
                                                                              ___________

Net Assets Consist of:                                              Value
                                                              ___________

Accumulated net realized gain/loss -
net of distributions . . . . . . . . . . . . . . . . . . . . .   $   (308)
Net unrealized gain (loss) . . . . . . . . . . . . . . . . . .        490
Paid-in-capital applicable to 1,129,416 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized . . . . . . . . . . . . . . . . . . . .     10,926
                                                                _________
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .                   $ 11,108
                                                                              ___________
                                                                              ___________

NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . . . . . .                      $9.84
                                                                              ___________
                                                                              ___________


    * Interest subject to alternative minimum tax
AMBAC AMBAC Indemnity Corp.
 BIGI Bond Investors Guaranty Insurance
  CDA Community Development Administration
  COP Certificates of Participation
 FGIC Financial Guaranty Insurance Company
  FHA Federal Housing Authority
   GO General Obligation
  HDA Housing Development Authority
  HFA Health Facility Authority
 HFFA Health Facility Financing Authority
  IDA Industrial Development Authority
  IDB Industrial Development Bond
 MBIA Municipal Bond Investors Assurance Corp.
  PCR Pollution Control Revenue
 VRDN Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Summit Municipal Funds / Year Ended October 31, 1995
(in thousands)

                                              Money
                                             Market   Intermediate   Income
                                              Fund        Fund        Fund
                                           __________  __________  __________

INVESTMENT INCOME
Interest income. . . . . . . . . . . . . .  $  2,455    $   996      $   571
Investment management and
administrative expenses. . . . . . . . . .       281         92           46
                                          __________ __________   __________
Net investment income. . . . . . . . . . .     2,174        904          525
                                          __________ __________   __________

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Securities . . . . . . . . . . . . . . .         -         35            5
  Futures. . . . . . . . . . . . . . . . .         -        (12)         (18)
  Options. . . . . . . . . . . . . . . . .         -          -           (4)
                                          __________ __________   __________
Net realized gain (loss) . . . . . . . . .         -         23          (17)
Change in net unrealized gain or
loss on securities . . . . . . . . . . . .        16      1,119          757
                                          __________ __________   __________
Net realized and unrealized gain
(loss) . . . . . . . . . . . . . . . . . .        16      1,142          740
                                          __________ __________   __________
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS. . . . . . . . . . . . . .  $  2,190    $ 2,046      $ 1,265
                                          __________ __________   __________
                                          __________ __________   __________

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Summit Municipal Funds
(in thousands)

                                              Money Market Fund   Intermediate Fund        Income Fund
                                             __________________  __________________    __________________

                                             Year      Oct. 29,*    Year   Oct. 29,*     Year     Oct. 29,*
                                             Ended      1993 to     Ended   1993 to      Ended     1993 to
                                           Oct. 31,    Oct. 31,   Oct. 31, Oct. 31,    Oct. 31,   Oct. 31,
                                             1995        1994       1995     1994        1995       1994
                                            _______     _______    _______  _______     _______    _______
INCREASE (DECREASE) IN
NET ASSETS FROM
Operations
   Net investment income . . . . . . . . .$   2,174    $    527    $    904  $   474    $   525   $   261
   Net realized gain (loss). . . . . . . .        -          (1)         23     (352)       (17)     (291)
   Change in net unrealized
   gain or loss. . . . . . . . . . . . . .       16          (4)      1,119     (293)       757      (267)
                                          _________   _________   __________________  _________ _________

   Increase (decrease) in
   net assets from operations. . . . . . .    2,190         522       2,046     (171)     1,265      (297)
                                          _________   _________   __________________  _________ _________

Distributions to shareholders
   Net investment income . . . . . . . . .   (2,174)       (527)       (904)    (474)      (525)     (261)
                                          _________   _________   __________________  _________ _________

Capital share transactions**
   Shares sold . . . . . . . . . . . . . .  125,403      68,449      12,683   19,663      7,350     7,757
   Distributions reinvested. . . . . . . .    1,932         491         578      386        230       223
   Shares redeemed . . . . . . . . . . . .  (91,985)    (26,383)     (5,567)  (6,125)    (3,665)     (999)
                                          _________   _________   __________________  _________ _________

   Increase (decrease) in net assets
   from capital share transactions . . . .   35,350      42,557       7,694   13,924      3,915     6,981
                                          _________   _________   __________________  _________ _________

Increase (decrease) in net assets            35,366      42,552       8,836   13,279      4,655     6,423

NET ASSETS
Beginning of period. . . . . . . . . . . .   42,592          40      13,309       30      6,453        30
                                          _________   _________   __________________  _________ _________

End of period. . . . . . . . . . . . . . .$  77,958    $ 42,592    $ 22,145  $13,309    $11,108   $ 6,453
                                          _________   _________   __________________  _________ _________
                                          _________   _________   __________________  _________ _________

**Share information
   Shares sold . . . . . . . . . . . . . .  125,403      68,449       1,303    1,971        784       789
   Distributions reinvested. . . . . . . .    1,932         491          58       39         24        24
   Shares redeemed . . . . . . . . . . . .  (91,985)    (26,383)       (571)    (625)      (390)     (105)
                                          _________   _________   __________________  _________ _________

   Increase (decrease) in shares
   outstanding . . . . . . . . . . . . . .   35,350      42,557         790    1,385        418       708
                                          _________   _________   __________________  _________ _________
                                          _________   _________   __________________  _________ _________

*Commencement of operations

The accompanying notes are an integral part of these financial statements.



Notes to Financial Statements
T. Rowe Price Summit Municipal Funds / October 31, 1995

Note 1 - Significant Accounting Policies

T. Rowe Price Summit Municipal Funds, Inc. (the Corporation) is registered under the Investment Company Act of 1940. The Summit Municipal Money Fund (the Money Fund), the Summit Municipal Intermediate Fund (the Intermediate Fund), and the Summit Municipal Income Fund (the Income Fund), diversified, open-end management investment companies, are the three portfolios established by the Corporation.

A) Valuation - Debt securities are generally traded in the over-the-counter market. Investments in securities with remaining maturities of one year or more are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Except with respect to certain securities held by the Money Fund, securities with remaining maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on money market yields. Securities held by the Money Fund with remaining maturities of 60 days or less are valued at amortized cost.

      Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of each fund, as authorized by the Board of Directors.

B) Premiums and Discounts - Premiums and original issue discounts on municipal securities are amortized for both financial reporting and tax purposes. Market discounts are recognized upon disposition of the security as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

C) Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by each fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.

Note 2 - Investment Transactions

Purchases and sales of portfolio securities, other than short-term securities, for the period ended October 31, 1995, were as follows:

                                 Intermediate      Income
                                     Fund           Fund
                                 _____________  ____________

Purchases                         $21,532,000    $10,355,000
Sales                              14,562,000      6,421,000

Note 3 - Federal Income Taxes

No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute all of its income. The Money Fund has unused realized capital loss carryforwards for federal income tax purposes of $1,000 which expire in 2002. The Intermediate Fund has unused realized capital loss carryforwards for federal income tax purposes of $324,000 which expire in 2002. Capital loss carryforwards utilized by the Intermediate Fund in 1995 amounted to $28,000. The Income Fund has unused realized capital loss carryforwards for federal income tax purposes of $302,000, of which $291,000 expire in 2002, and $11,000 in 2003. Each fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

      At October 31, 1995, the aggregate cost of investments for the Money, Intermediate and Income funds for federal income tax and financial reporting purposes was $79,344,000, $20,907,000, and $10,775,000, respectively. Net unrealized gain (loss) on investments was as follows:

                                  Money      Intermediate      Income
                                  Fund           Fund           Fund
                              ____________   ____________   ____________

Appreciated
  Investments                 $     14,000    $   827,000    $ 492,000
Depreciated
  Investments                       (2,000)        (1,000)      (2,000)
                              ____________    ____________   ____________
Net Unrealized
  Gain (Loss)                 $     12,000    $   826,000    $ 490,000
                              ____________    ____________   ____________
                              ____________    ____________   ____________

Note 4 - Related Party Transactions

The investment management and administrative agreement between each fund and
T. Rowe Price Associates, Inc. (the Manager), provides for an all-inclusive annual fee, of which $16,000 was payable at October 31, 1995 by the Money Fund. The fee, computed daily and paid monthly, is equal to 0.45% of average daily net assets for the Money Fund and 0.50% of average daily net assets for the Intermediate and Income funds. Pursuant to the agreement, investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to each fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by each fund.




Financial Highlights
T. Rowe Price Summit Municipal Funds

                                                       For a share outstanding throughout each period

                                              Money Market Fund   Intermediate Fund        Income Fund
                                             __________________  __________________    __________________

                                             Year      Oct. 29,*    Year   Oct. 29,*     Year     Oct. 29,*
                                             Ended      1993 to     Ended   1993 to      Ended     1993 to
                                           Oct. 31,    Oct. 31,   Oct. 31, Oct. 31,    Oct. 31,   Oct. 31,
                                             1995        1994       1995     1994        1995       1994
                                            _______     _______    _______  _______     _______    _______

NET ASSET VALUE, BEGINNING
OF PERIOD. . . . . . . . . . . . . . . . .   $1.000      $1.000     $  9.59   $10.00     $ 9.08    $10.00
                                             ______      ______      ______   ______     ______    ______

Investment activities
   Net investment income . . . . . . . . .    0.035       0.023        0.48     0.43       0.54      0.50
   Net realized and unrealized
   gain (loss) . . . . . . . . . . . . . .        -           -        0.58   (0.41)       0.76     (0.92)
                                             ______      ______      ______   ______     ______    ______

   Total from investment activities. . . .    0.035       0.023        1.06     0.02       1.30     (0.42)
Distributions
   Net investment income . . . . . . . . .   (0.035)     (0.023)      (0.48)   (0.43)     (0.54)    (0.50)
                                             ______      ______      ______   ______     ______    ______

NET ASSET VALUE, END OF PERIOD . . . . . .   $1.000      $1.000      $10.17  $  9.59    $  9.84   $  9.08
                                             ______      ______      ______   ______     ______    ______
                                             ______      ______      ______   ______     ______    ______


RATIOS/SUPPLEMENTAL DATA

Total return . . . . . . . . . . . . . . .    3.53%       2.35%      11.39%    0.18%     14.68%    (4.38)%
Ratio of expenses to average
net assets . . . . . . . . . . . . . . . .    0.45%       0.45%!      0.50%    0.50%!     0.50%     0.50%!
Ratio of net investment income
to average net assets. . . . . . . . . . .    3.48%       2.56%!      4.93%    4.50%!     5.68%     5.23%!
Portfolio turnover rate. . . . . . . . . .        -           -       86.1%   157.5%!     73.7%    161.1%!
Net assets, end of period
(in thousands) . . . . . . . . . . . . . .  $77,958     $42,592     $22,145  $13,309    $11,108    $6,453

    ! Annualized
    * Commencement of operations


Report of Independent Accountants

To the Board of Directors of the T. Rowe Price Summit Municipal Funds, Inc. and Shareholders of the T. Rowe Price Summit Municipal Money Market Fund,
T. Rowe Price Summit Municipal Intermediate Fund and T. Rowe Price
Summit Municipal Income Fund

We have audited the accompanying statement of net assets of the T. Rowe Price Summit Municipal Funds, Inc. (which include the T. Rowe Price Summit Municipal Money Market Fund, T. Rowe Price Summit Municipal Intermediate Fund and T. Rowe Price Summit Municipal Income Fund), as of October 31, 1995, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for the year ended October 31, 1995 and the period October 29, 1993 (commencement of operations) to October 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of T. Rowe Price Summit Municipal Funds, Inc. as of October 31, 1995, the results of their operations, the changes in their net assets and financial highlights for the periods stated in the first paragraph in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

Baltimore, Maryland
November 17, 1995


CHART 1:  Municipal Bond and Note Yields
Municipal Bond and Note Yields chart showing yields on 30-year AAA GO, five-year AAA GO, and one-year Moody's Investment Grade 1 Note, 10/31/94 to 10/31/95

CHART 2: Fiscal-Year Performance Comparison line graphs for Summit Municipal Money Market Fund annual report (Oct. 31, 1995) Shows $10,000 investments in Summit Fund and IBC/Donoghue Money Fund Report Average from 10/93 to 10/95.

CHART 3: Fiscal-Year Performance Comparison line graphs for Summit Municipal Intermediate Fund annual report (Oct. 31, 1995) Shows $10,000 investments in Summit Fund, Lehman Brothers 7-Year Municipal Bond Index and Lipper Intermediate Debt Funds Average from 10/93 to 10/95.

CHART 4: Fiscal-Year Performance Comparison line graphs for Summit Municipal Income Fund annual report (Oct. 31, 1995) Shows $10,000 investments in Summit Fund, Lehman Brothers Municipal Bond Index and Lipper General Municipal Debt Funds Average from 10/93 to 10/95.